LONG-TERM INVESTMENTS - Available-for-sale debt securities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
LONG-TERM INVESTMENTS
Available-for-sale debt securities - Fair Value	¥ 14,625	$ 2,004	¥ 18,924
Private equity funds
LONG-TERM INVESTMENTS
Available-for-sale debt securities - Fair Value	¥ 14,625
Available-for-sale debt securities - Redemption frequency	Annually
Minimum | Private equity funds
LONG-TERM INVESTMENTS
Available-for-sale debt securities - Redemption Notice Period	5 days
Maximum | Private equity funds
LONG-TERM INVESTMENTS
Available-for-sale debt securities - Redemption Notice Period	9 days